Environmental and Legal Contingencies (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Commitments and Contingencies Disclosure [Abstract]
Environmental-related capital investments	$ 1.6	$ 1.0	$ 1.7
Environmental compliance costs	$ 101.1	$ 101.6	$ 106.4